INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Loss before income tax expense
Non-PRC		¥ (25,380)	$ (3,901)	¥ (39,075)	¥ (2,302)
PRC		(286,137)	(43,978)	(870,949)	(109,047)
Loss before income taxes		(311,518)	(47,880)	(910,024)	(111,349)
Income tax expense (benefit)
Current		29,428	4,523	1,104	2,665
Deferred		30,220	4,645	3,125	(25,279)
Income tax expense (benefit)		¥ 59,648	$ 9,168	¥ 4,229	¥ (22,614)
Scenario, Plan [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	21.00%
PRC
Income Taxes [Line Items]
Statutory tax rate (as a percent)		25.00%	25.00%
PRC | Tax Year 2015 To 2017
Income Taxes [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%
PRC | HNTE
Income Taxes [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%
PRC | HNTE | Tax Year 2016 To 2018
Income Taxes [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%
ChinaCache North America, Inc. | Maximum | California [Member]
Income Taxes [Line Items]
State Income Tax (as a percent)		8.84%	8.84%	8.84%	8.84%
ChinaCache North America, Inc. | United States of America | Maximum
Income Taxes [Line Items]
Foreign statutory corporate income tax rate (as a percent)		34.00%	34.00%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK") | HK
Income Taxes [Line Items]
Foreign statutory corporate income tax rate (as a percent)		16.50%	16.50%